Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]	Condensed statement of income in € m. 2022 2021 2020 Interest income, excluding dividends from subsidiaries 20,682 13,830 15,301 Dividends received from subsidiaries: Bank subsidiaries 395 356 166 Nonbank subsidiaries 1,117 893 859 Interest expense 9,909 5,120 6,274 Net interest and dividend income 12,284 9,959 10,052 Provision for credit losses 829 317 1,444 Net interest and dividend income after provision for credit losses 11,455 9,642 8,608 Noninterest income: Commissions and fee income 4,383 4,987 4,414 Net gains (losses) on financial assets/liabilities at fair value through profit or loss 1,824 2,151 1,709 Other income (loss)1 3,541 (105) 1,506 Total noninterest income 9,747 7,034 7,629 Noninterest expenses: Compensation and benefits 5,679 5,395 5,641 General and administrative expenses 6,273 7,427 6,950 Services provided by (to) affiliates, net 2,165 2,097 2,730 Impairment of goodwill and other intangible assets 0 0 0 Total noninterest expenses 14,118 14,918 15,321 Income (loss) before income taxes 7,084 1,757 916 Income tax expense (benefit) (1,189) 213 (34) Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 8,273 1,544 950 1Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. In 2020 the gain from the merger of DB Privat-und Firmenkundenbank with Deutsche Bank AG is also included. Condensed statement of comprehensive income in € m. 2022 2021 2020 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 8,273 1,544 950 Other comprehensive income (loss), net of tax (1,006) 130 (172) Total comprehensive income (loss), net of tax 7,267 1,674 778
Condensed Balance Sheet (Parent Company only) [text block table]	Condensed balance sheet in € m. Dec 31, 2022 Dec 31, 2021 Assets: Cash and central bank balances: 148,680 153,899 Interbank balances (w/o central banks): Bank subsidiaries 12,250 13,265 Other 5,218 4,742 Central bank funds sold, securities purchased under resale agreements, securities borrowed: Bank subsidiaries 0 0 Nonbank subsidiaries 11,588 39,253 Other 11,478 7,552 Financial assets at fair value through profit or loss: Bank subsidiaries 3,022 1,083 Nonbank subsidiaries 1,288 1,234 Other 424,988 430,102 Financial assets at fair value through other comprehensive income 50,283 48,612 Investments in associates 297 236 Investment in subsidiaries: Bank subsidiaries 6,164 6,592 Nonbank subsidiaries 25,970 21,725 Loans: Bank subsidiaries 40,429 34,817 Nonbank subsidiaries 34,802 36,351 Other 364,094 352,176 Other assets: Bank subsidiaries 1,475 1,396 Nonbank subsidiaries 12,437 12,616 Other 116,599 92,967 Total assets 1,271,062 1,258,617 Liabilities and equity: Deposits: Bank subsidiaries 25,880 25,927 Nonbank subsidiaries 14,957 16,460 Other 529,060 497,726 Central bank funds purchased, securities sold under repurchase agreements and securities loaned: Bank subsidiaries 468 570 Nonbank subsidiaries 22,960 48,891 Other 584 762 Financial liabilities at fair value through profit or loss: Bank subsidiaries 4,151 1,493 Nonbank subsidiaries 1,217 859 Other 350,084 365,005 Other short-term borrowings: Bank subsidiaries 61 27 Nonbank subsidiaries 698 956 Other 4,874 3,789 Other liabilities: Bank subsidiaries 1,398 1,028 Nonbank subsidiaries 6,370 5,291 Other 101,256 77,702 Long-term debt 150,670 162,108 Total liabilities 1,214,687 1,208,592 Total shareholders’ equity 47,797 41,720 Additional equity components 8,578 8,305 Total equity 56,375 50,025 Total liabilities and equity 1,271,062 1,258,617
Condensed Statement of Cash Flows (Parent Company only) [text block table]	Condensed statement of cash flows in € m. 2022 2021 2020 Net cash provided by (used in) operating activities 5,522 (12,829) 20,605 Cash flows from investing activities: Proceeds from: Sale of financial assets at fair value through other comprehensive income 13,307 49,020 37,446 Maturities of financial assets at fair value through other comprehensive income 15,847 18,646 29,093 Sale of debt securities held to collect at amortized cost 0 30 8,239 Maturities of debt securities held to collect at amortized cost 5,585 4,743 3,961 Sale of equity method investments 117 21 30 Sale of property and equipment 7 93 12 Purchase of: Financial assets at fair value through other comprehensive income (34,484) (42,011) (75,890) Debt Securities held to collect at amortized cost (15,780) (5,922) (3,359) Investments in associates (97) (8) (3) Property and equipment (237) (464) (387) Net change in investments in subsidiaries 622 1,516 3,427 Other, net (1,066) (965) (927) Net cash provided by (used in) investing activities (16,180) 24,698 1,642 Cash flows from financing activities: Issuances of subordinated long-term debt 2,672 1,099 1,668 Repayments and extinguishments of subordinated long-term debt (42) (25) (1,120) Issuances of trust preferred securities 0 0 0 Repayments and extinguishments of trust preferred securities 0 0 0 Principal portion of lease payments (445) (462) (479) Common shares issued 0 0 0 Purchases of treasury shares (695) (346) (279) Sale of treasury shares 0 35 76 Additional Equity Components (AT1) issued 2,000 2,500 1,153 Additional Equity Components (AT1) repaid (1,750) 0 0 Purchases of Additional Equity Components (AT1) (759) (1,230) (709) Sale of Additional Equity Components (AT1) 785 1,210 721 Coupon on additional equity components, pre tax (479) (363) (349) Net change in noncontrolling interests 0 0 0 Cash dividends paid to Deutsche Bank shareholders (406) 0 0 Net cash provided by (used in) financing activities 879 2,417 681 Net effect of exchange rate changes on cash and cash equivalents 2,378 755 (799) Net increase (decrease) in cash and cash equivalents (7,400) 15,042 47,295 thereof: Group internal merger 0 0 25,166 Cash and cash equivalents at beginning of period 144,741 129,699 82,405 Cash and cash equivalents at end of period 137,341 144,741 129,699 Net cash provided by (used in) operating activities include Income taxes paid (received), net 464 13 916 Interest paid 8,736 5,182 6,324 Interest received 19,415 13,288 15,905 Dividends received 1,391 1,468 724 Cash and cash equivalents comprise Cash and central bank balances (not included Interest-earning time deposits with central banks) 131,763 138,800 124,549 Interbank balances (w/o central banks) 5,578 5,941 5,151 Total 137,341 144,741 129,699
Parent Company Long-Term Debt (Parent Company only) [text block table]	Parent company’s long-term debt by earliest contractual maturity in € m. Due in2023 Due in2024 Due in2025 Due in2026 Due in2027 Due after2027 TotalDec 31,2022 TotalDec 31,2021 Senior debt: Bonds and notes: Fixed rate 12,749 9,912 8,432 10,927 9,622 10,513 62,155 61,469 Floating rate 1,421 2,235 3,023 2,398 575 4,926 14,579 18,184 Other 25,907 1,180 645 640 454 32,683 61,509 72,549 Subordinated debt Bonds and notes: Fixed rate 25 0 2,504 1,946 2,455 2,684 9,614 7,157 Floating rate 1,876 26 190 0 0 487 2,578 2,467 Other 125 25 0 42 20 23 235 283 Total long-term debt 42,102 13,379 14,794 15,954 13,126 51,314 150,670 162,108